    As filed with the Securities and Exchange Commission on August 30, 2002.
                                                               File No. 33-83652
                                                                       811-08770

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                       POST-EFFECTIVE AMENDMENT NO. 10 TO
                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

A.       Exact name of trust: Separate Account Five

B.       Name of depositor: Hartford Life and Annuity Insurance Company

C.       Complete address of depositor's principal executive offices:

         P.O. Box 2999
         Hartford, CT  06104-2999

D.       Name and complete address of agent for service:

         Marianne O'Doherty
         Hartford Life and Annuity Insurance Company
         P.O. Box 2999
         Hartford, CT  06104-2999

         It is proposed that this filing will become effective:

    ___  immediately upon filing pursuant to paragraph (b) of Rule 485
    _X_ on August 30, 2002 pursuant to paragraph (b) of Rule 485
    ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485
    ___  on __________________, 2001 pursuant to paragraph (a)(1) of Rule 485
    ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.       Amount of filing fee: Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

The Prospectus (including all financial statements therein) is incorporated in Part A of this Post-Effective Amendment No. 10 by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form S-6 (File No. 33-83652) as filed on April 10, 2002 and declared effective on May 1, 2002.

A Supplement to the Prospectus, dated August 30, 2002, is included in Part A of this Post-Effective Amendment.

                      PUTNAM CAPITAL MANAGER LIFE SERIES I
                             SEPARATE ACCOUNT FIVE
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

      SUPPLEMENT DATED AUGUST 30, 2002 TO THE PROSPECTUS DATED MAY 1, 2002

On September 12, 2002, shareholders will vote on the proposed merger of Putnam VT Asia Pacific Growth Fund into Putnam VT International Growth Fund. If the proposed merger is approved, all assets of Putnam VT Asia Pacific Growth Fund will be transferred into Putnam VT International Growth Fund, and shareholders of Putnam VT Asia Pacific Growth Fund will receive shares of Putnam VT International Growth Fund. As a result, if any of your Contract Value is allocated to the Putnam VT Asia Pacific Growth Sub-Account within your Contract, that Contract Value may be allocated to the Putnam VT International Growth Sub-Account.

In the event that the proposed mergers are approved, all references and information contained in the prospectus for your Contract related to Putnam VT Asia Pacific Growth Fund and Putnam VT Technology Fund are deleted.

On September 12, 2002, the Board of Trustees for the Putnam Global Growth Fund will vote on a proposed name change to the Putnam Global Equity Fund. In the event that the proposed name change is approved, all references and information contained in the prospectus for your Contract related to Putnam Global Growth Fund are deleted and replaced with Putnam Global Equity Fund.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-3875
33-83652

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 2002

                           ASIA PACIFIC  DIVERSIFIED
                           GROWTH FUND   INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
ASSETS
  Investments
    Number of Shares.....      34,367       266,041
                            =========    ==========
    Cost.................   $ 352,563    $2,895,116
                            =========    ==========
    Market Value.........   $ 185,923    $2,173,554
  Due from Hartford Life
   Insurance Company.....       8,481        --
  Receivable from fund
   shares sold...........      --               697
  Other assets...........          11            66
                            ---------    ----------
  Total Assets...........     194,415     2,174,317
                            ---------    ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....      --               703
  Payable for fund shares
   purchased.............       8,481        --
  Other liabilities......      --            --
                            ---------    ----------
  Total Liabilities......       8,481           703
                            ---------    ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........   $ 185,934    $2,173,614
                            =========    ==========
  Units Owned by
   Participants..........      22,392       146,798
  Unit Values............   $8.303710    $14.806874

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                                                                                                    INTERNATIONAL
                            GLOBAL ASSET       GLOBAL       GROWTH AND    HIGH YIELD                 GROWTH AND
                           ALLOCATION FUND   GROWTH FUND    INCOME FUND      FUND      INCOME FUND   INCOME FUND
                             SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  -------------  -------------  -----------  -----------  -------------
ASSETS
  Investments
    Number of Shares.....       277,780          652,151      1,289,560      389,008      243,984         98,664
                             ==========      ===========    ===========   ==========   ==========     ==========
    Cost.................    $4,683,051      $11,267,954    $31,840,751   $4,683,185   $3,139,287     $1,232,126
                             ==========      ===========    ===========   ==========   ==========     ==========
    Market Value.........    $3,477,811      $ 5,269,378    $27,093,647   $2,688,047   $3,015,638     $  978,749
  Due from Hartford Life
   Insurance Company.....       --               --             --            --           --              8,379
  Receivable from fund
   shares sold...........           678           25,307         36,250        1,621          514        --
  Other assets...........            28               14        --                23       --            --
                             ----------      -----------    -----------   ----------   ----------     ----------
  Total Assets...........     3,478,517        5,294,699     27,129,897    2,689,691    3,016,152        987,128
                             ----------      -----------    -----------   ----------   ----------     ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....           678           25,312         36,315        1,636          514        --
  Payable for fund shares
   purchased.............       --               --             --            --           --              8,383
  Other liabilities......       --               --                 211       --                6             54
                             ----------      -----------    -----------   ----------   ----------     ----------
  Total Liabilities......           678           25,312         36,526        1,636          520          8,437
                             ----------      -----------    -----------   ----------   ----------     ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $3,477,839      $ 5,269,387    $27,093,371   $2,688,055   $3,015,632     $  978,691
                             ==========      ===========    ===========   ==========   ==========     ==========
  Units Owned by
   Participants..........       190,937          366,685      1,217,760      191,060      177,016         71,859
  Unit Values............    $18.214616      $ 14.370321    $ 22.248526   $14.069130   $17.035918     $13.619684

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) -- (CONTINUED)
JUNE 30, 2002

                                          INTERNATIONAL NEW
                           INTERNATIONAL    OPPORTUNITIES
                            GROWTH FUND         FUND
                            SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -----------------
ASSETS
  Investments
    Number of Shares.....       133,336          74,780
                             ==========      ==========
    Cost.................    $1,969,035      $1,000,968
                             ==========      ==========
    Market Value.........    $1,582,699      $  717,892
  Due from Hartford Life
   Insurance Company.....       --             --
  Receivable from fund
   shares sold...........           685             174
  Other assets...........            59        --
                             ----------      ----------
  Total Assets...........     1,583,443         718,066
                             ----------      ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....           685             175
  Payable for fund shares
   purchased.............       --             --
  Other liabilities......       --                   30
                             ----------      ----------
  Total Liabilities......           685             205
                             ----------      ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $1,582,758      $  717,861
                             ==========      ==========
  Units Owned by
   Participants..........       103,129          70,621
  Unit Values............    $15.347369      $10.164909

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                             NEW
                              MONEY     OPPORTUNITIES   NEW VALUE   UTILITIES GROWTH
                           MARKET FUND      FUND          FUND      AND INCOME FUND   VISTA FUND   VOYAGER FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -------------  -----------  ----------------  -----------  ------------
ASSETS
  Investments
    Number of Shares.....   2,850,430        724,103      158,428         169,824        137,314       620,161
                           ==========    ===========   ==========      ==========     ==========   ===========
    Cost.................  $2,850,430    $14,001,311   $1,911,260      $2,442,391     $2,098,194   $22,751,487
                           ==========    ===========   ==========      ==========     ==========   ===========
    Market Value.........  $2,850,430    $ 9,521,952   $1,918,565      $1,803,530     $1,263,289   $14,747,440
  Due from Hartford Life
   Insurance Company.....      --            --            --            --               --           --
  Receivable from fund
   shares sold...........      18,063         26,158          493             468            262        33,361
  Other assets...........         954            476           22             153             34           396
                           ----------    -----------   ----------      ----------     ----------   -----------
  Total Assets...........   2,869,447      9,548,586    1,919,080       1,804,151      1,263,585    14,781,197
                           ----------    -----------   ----------      ----------     ----------   -----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....      19,258         26,177          507             468            269        33,363
  Payable for fund shares
   purchased.............      --            --            --            --               --           --
  Other liabilities......      --            --            --            --               --           --
                           ----------    -----------   ----------      ----------     ----------   -----------
  Total Liabilities......      19,258         26,177          507             468            269        33,363
                           ----------    -----------   ----------      ----------     ----------   -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........  $2,850,189    $ 9,522,409   $1,918,573      $1,803,683     $1,263,316   $14,747,834
                           ==========    ===========   ==========      ==========     ==========   ===========
  Units Owned by
   Participants..........   1,994,809        560,208      129,365         105,767        108,650       683,205
  Unit Values............  $ 1.428803    $ 16.997983   $14.830726      $17.053346     $11.627401   $ 21.586237

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) -- (CONTINUED)
JUNE 30, 2002

                           THE GEORGE     HEALTH
                           PUTNAM FUND   SCIENCES
                            OF BOSTON      FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
ASSETS
  Investments
    Number of Shares.....     131,541       68,449
                           ==========   ==========
    Cost.................  $1,367,797   $  727,887
                           ==========   ==========
    Market Value.........  $1,327,252   $  684,492
  Due from Hartford Life
   Insurance Company.....      --           --
  Receivable from fund
   shares sold...........         318          130
  Other assets...........      --               42
                           ----------   ----------
  Total Assets...........   1,327,570      684,664
                           ----------   ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....         324          146
  Payable for fund shares
   purchased.............      --           --
  Other liabilities......          33       --
                           ----------   ----------
  Total Liabilities......         357          146
                           ----------   ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........  $1,327,213   $  684,518
                           ==========   ==========
  Units Owned by
   Participants..........     120,999       68,245
  Unit Values............  $10.968792   $10.030350

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                           OTC &      AMERICAN       GROWTH
                            INVESTORS    EMERGING    GOVERNMENT   OPPORTUNITIES   RESEARCH     SMALL CAP
                              FUND      GROWTH FUND  INCOME FUND      FUND          FUND      VALUE FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------  -----------  -------------  -----------  -----------
ASSETS
  Investments
    Number of Shares.....     186,269       79,477       17,925        17,644        86,561       66,269
                           ==========   ==========   ==========     =========    ==========   ==========
    Cost.................  $2,446,744   $1,071,025   $  208,505     $ 156,651    $1,235,356   $  983,109
                           ==========   ==========   ==========     =========    ==========   ==========
    Market Value.........  $1,462,211   $  377,517   $  210,438     $  73,751    $  806,752   $1,019,210
  Due from Hartford Life
   Insurance Company.....      --           --           --           --                790       --
  Receivable from fund
   shares sold...........         237          107          122       --             --               61
  Other assets...........         196           44       --           --             --           --
                           ----------   ----------   ----------     ---------    ----------   ----------
  Total Assets...........   1,462,644      377,668      210,560        73,751       807,542    1,019,271
                           ----------   ----------   ----------     ---------    ----------   ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....         242          107          122       --             --               61
  Payable for fund shares
   purchased.............      --           --           --           --                767       --
  Other liabilities......      --           --           --           --                  4       --
                           ----------   ----------   ----------     ---------    ----------   ----------
  Total Liabilities......         242          107          122       --                771           61
                           ----------   ----------   ----------     ---------    ----------   ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........  $1,462,402   $  377,561   $  210,438     $  73,751    $  806,771   $1,019,210
                           ==========   ==========   ==========     =========    ==========   ==========
  Units Owned by
   Participants..........     187,242       78,664       17,456        18,773        73,949       60,307
  Unit Values............  $ 7.810233   $ 4.799660   $12.055137     $3.928574    $10.909872   $16.900218

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE YEAR ENDED JUNE 30, 2002

                           ASIA PACIFIC  DIVERSIFIED
                           GROWTH FUND   INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
INVESTMENT INCOME:
  Dividends..............    $  1,592     $ 210,884
                             --------     ---------
CAPITAL GAINS INCOME
 (LOSS)..................      --            --
                             --------     ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (34,946)        3,431
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      42,282      (172,046)
                             --------     ---------
    Net gain (loss) on
     investments.........       7,336      (168,615)
                             --------     ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $  8,928     $  42,269
                             ========     =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                                                                                INTERNATIONAL
                            GLOBAL ASSET      GLOBAL     GROWTH AND   HIGH YIELD                 GROWTH AND
                           ALLOCATION FUND  GROWTH FUND  INCOME FUND     FUND      INCOME FUND   INCOME FUND
                             SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  -----------  -----------  -----------  -----------  -------------
INVESTMENT INCOME:
  Dividends..............     $  68,513      $  17,932   $   631,019   $ 351,245    $118,490       $  6,516
                              ---------      ---------   -----------   ---------    --------       --------
CAPITAL GAINS INCOME
 (LOSS)..................       --              --           --           --          --            --
                              ---------      ---------   -----------   ---------    --------       --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (501)      (102,840)      (40,878)        935         624         (1,153)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (239,267)      (770,793)   (3,284,258)   (425,551)    (43,600)        15,933
                              ---------      ---------   -----------   ---------    --------       --------
    Net gain (loss) on
     investments.........      (239,768)      (873,633)   (3,325,136)   (424,616)    (42,976)        14,780
                              ---------      ---------   -----------   ---------    --------       --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(171,255)     $(855,701)  $(2,694,117)  $ (73,371)   $ 75,514       $ 21,296
                              =========      =========   ===========   =========    ========       ========

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS (UNAUDITED) -- (CONTINUED)
FOR THE YEAR ENDED JUNE 30, 2002

                                          INTERNATIONAL NEW
                           INTERNATIONAL    OPPORTUNITIES
                            GROWTH FUND         FUND
                            SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -----------------
INVESTMENT INCOME:
  Dividends..............     $ 12,685        $  6,672
                              --------        --------
CAPITAL GAINS INCOME
 (LOSS)..................      --              --
                              --------        --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (8,759)        (87,647)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (72,029)         72,592
                              --------        --------
    Net gain (loss) on
     investments.........      (80,788)        (15,055)
                              --------        --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(68,103)       $ (8,383)
                              ========        ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                             NEW
                              MONEY     OPPORTUNITIES   NEW VALUE   UTILITIES GROWTH
                           MARKET FUND      FUND          FUND      AND INCOME FUND   VISTA FUND   VOYAGER FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -------------  -----------  ----------------  -----------  ------------
INVESTMENT INCOME:
  Dividends..............    $20,449     $   --         $  72,856      $  67,029       $  --       $   135,882
                             -------     -----------    ---------      ---------       ---------   -----------
CAPITAL GAINS INCOME
 (LOSS)..................     --             --            --            --               --           --
                             -------     -----------    ---------      ---------       ---------   -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     --            (169,000)      (1,019)       (39,181)        (10,179)     (151,421)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     --          (2,501,528)    (212,798)      (365,390)       (292,300)   (3,005,604)
                             -------     -----------    ---------      ---------       ---------   -----------
    Net gain (loss) on
     investments.........     --          (2,670,528)    (213,817)      (404,571)       (302,479)   (3,157,025)
                             -------     -----------    ---------      ---------       ---------   -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $20,449     $(2,670,528)   $(140,961)     $(337,542)      $(302,479)  $(3,021,143)
                             =======     ===========    =========      =========       =========   ===========

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS (UNAUDITED) -- (CONTINUED)
FOR THE YEAR ENDED JUNE 30, 2002

                           THE GEORGE     HEALTH
                           PUTNAM FUND   SCIENCES
                            OF BOSTON      FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
INVESTMENT INCOME:
  Dividends..............   $ 23,785     $     610
                            --------     ---------
CAPITAL GAINS INCOME
 (LOSS)..................     --            --
                            --------     ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        224       (49,183)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (75,416)      (90,313)
                            --------     ---------
    Net gain (loss) on
     investments.........    (75,192)     (139,496)
                            --------     ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(51,407)    $(138,886)
                            ========     =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                           OTC &      AMERICAN       GROWTH
                            INVESTORS    EMERGING    GOVERNMENT   OPPORTUNITIES   RESEARCH     SMALL CAP
                              FUND      GROWTH FUND  INCOME FUND      FUND          FUND      VALUE FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------  -----------  -------------  -----------  -----------
INVESTMENT INCOME:
  Dividends..............   $   6,382    $ --          $3,666       $ --          $   7,237    $  8,241
                            ---------    --------      ------       --------      ---------    --------
CAPITAL GAINS INCOME
 (LOSS)..................      --          --           --            --             --          --
                            ---------    --------      ------       --------      ---------    --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (38,728)       (542)       (125)          (737)       (28,458)     (3,904)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (248,271)    (93,443)      2,087        (19,738)      (136,413)     (8,385)
                            ---------    --------      ------       --------      ---------    --------
    Net gain (loss) on
     investments.........    (286,999)    (93,985)      1,962        (20,475)      (164,871)    (12,289)
                            ---------    --------      ------       --------      ---------    --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(280,617)   $(93,985)     $5,628       $(20,475)     $(157,634)   $ (4,048)
                            =========    ========      ======       ========      =========    ========

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
FOR THE YEAR ENDED JUNE 30, 2002

                           ASIA PACIFIC  DIVERSIFIED
                           GROWTH FUND   INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
OPERATIONS:
  Net investment
   income................    $  1,592    $  210,884
  Capital gains income...      --            --
  Net realized gain
   (loss) on security
   transactions..........     (34,946)        3,431
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      42,282      (172,046)
                             --------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       8,928        42,269
                             --------    ----------
UNIT TRANSACTIONS:
  Purchases..............      --            --
  Net transfers..........     (35,128)     (308,239)
  Surrenders for benefit
   payments and fees.....        (946)      (65,466)
  Net loan activity......         547           376
  Cost of insurance......      (2,690)      (30,417)
                             --------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (38,217)     (403,746)
                             --------    ----------
  Net increase (decrease)
   in net assets.........     (29,289)     (361,477)
NET ASSETS:
  Beginning of period....     215,223     2,535,091
                             --------    ----------
  End of period..........    $185,934    $2,173,614
                             ========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                                                                                    INTERNATIONAL
                            GLOBAL ASSET       GLOBAL       GROWTH AND    HIGH YIELD                 GROWTH AND
                           ALLOCATION FUND   GROWTH FUND    INCOME FUND      FUND      INCOME FUND   INCOME FUND
                             SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  -------------  -------------  -----------  -----------  -------------
OPERATIONS:
  Net investment
   income................    $   68,513      $    17,932    $   631,019   $  351,245   $  118,490      $  6,516
  Capital gains income...       --               --             --            --           --           --
  Net realized gain
   (loss) on security
   transactions..........          (501)        (102,840)       (40,878)         935          624        (1,153)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (239,267)        (770,793)    (3,284,258)    (425,551)     (43,600)       15,933
                             ----------      -----------    -----------   ----------   ----------      --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (171,255)        (855,701)    (2,694,117)     (73,371)      75,514        21,296
                             ----------      -----------    -----------   ----------   ----------      --------
UNIT TRANSACTIONS:
  Purchases..............       --               --             --            --           --           --
  Net transfers..........        (6,101)        (429,094)        (9,425)    (100,144)     753,742         2,419
  Surrenders for benefit
   payments and fees.....       (12,864)        (156,392)      (512,086)     (59,812)     (36,004)         (872)
  Net loan activity......            45          (83,754)       (57,695)     (55,394)       2,078       --
  Cost of insurance......       (43,088)         (76,385)      (365,321)     (38,358)     (29,846)      (11,554)
                             ----------      -----------    -----------   ----------   ----------      --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (62,008)        (745,625)      (944,527)    (253,708)     689,970       (10,007)
                             ----------      -----------    -----------   ----------   ----------      --------
  Net increase (decrease)
   in net assets.........      (233,263)      (1,601,326)    (3,638,644)    (327,079)     765,484        11,289
NET ASSETS:
  Beginning of period....     3,711,102        6,870,713     30,732,015    3,015,134    2,250,148       967,402
                             ----------      -----------    -----------   ----------   ----------      --------
  End of period..........    $3,477,839      $ 5,269,387    $27,093,371   $2,688,055   $3,015,632      $978,691
                             ==========      ===========    ===========   ==========   ==========      ========

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) -- (CONTINUED)
FOR THE YEAR ENDED JUNE 30, 2002

                                          INTERNATIONAL NEW
                           INTERNATIONAL    OPPORTUNITIES
                            GROWTH FUND         FUND
                            SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -----------------
OPERATIONS:
  Net investment
   income................    $   12,685       $  6,672
  Capital gains income...       --             --
  Net realized gain
   (loss) on security
   transactions..........        (8,759)       (87,647)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (72,029)        72,592
                             ----------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (68,103)        (8,383)
                             ----------       --------
UNIT TRANSACTIONS:
  Purchases..............       --             --
  Net transfers..........       254,435        (46,549)
  Surrenders for benefit
   payments and fees.....       (26,172)       (21,906)
  Net loan activity......          (829)          (693)
  Cost of insurance......       (19,036)        (9,152)
                             ----------       --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       208,398        (78,300)
                             ----------       --------
  Net increase (decrease)
   in net assets.........       140,295        (86,683)
NET ASSETS:
  Beginning of period....     1,442,463        804,544
                             ----------       --------
  End of period..........    $1,582,758       $717,861
                             ==========       ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                             NEW
                              MONEY     OPPORTUNITIES   NEW VALUE   UTILITIES GROWTH
                           MARKET FUND      FUND          FUND      AND INCOME FUND   VISTA FUND   VOYAGER FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -------------  -----------  ----------------  -----------  ------------
OPERATIONS:
  Net investment
   income................  $   20,449    $   --        $   72,856      $   67,029     $   --       $   135,882
  Capital gains income...      --            --            --            --               --           --
  Net realized gain
   (loss) on security
   transactions..........      --           (169,000)      (1,019)        (39,181)       (10,179)     (151,421)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --         (2,501,528)    (212,798)       (365,390)      (292,300)   (3,005,604)
                           ----------    -----------   ----------      ----------     ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      20,449     (2,670,528)    (140,961)       (337,542)      (302,479)   (3,021,143)
                           ----------    -----------   ----------      ----------     ----------   -----------
UNIT TRANSACTIONS:
  Purchases..............      52,183        --            --            --               --           --
  Net transfers..........     146,949       (646,867)     202,924        (135,763)       117,666      (501,759)
  Surrenders for benefit
   payments and fees.....    (114,571)      (249,467)      (1,469)        (67,658)        (1,160)     (613,936)
  Net loan activity......     (33,099)       (71,674)      (2,995)            820           (565)      (55,977)
  Cost of insurance......     (34,251)      (142,831)     (24,381)        (26,424)       (17,892)     (214,060)
                           ----------    -----------   ----------      ----------     ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      17,211     (1,110,839)     174,080        (229,025)        98,049    (1,385,732)
                           ----------    -----------   ----------      ----------     ----------   -----------
  Net increase (decrease)
   in net assets.........      37,660     (3,781,367)      33,119        (566,567)      (204,430)   (4,406,875)
NET ASSETS:
  Beginning of period....   2,812,529     13,303,776    1,885,454       2,370,250      1,467,746    19,154,709
                           ----------    -----------   ----------      ----------     ----------   -----------
  End of period..........  $2,850,189    $ 9,522,409   $1,918,573      $1,803,683     $1,263,316   $14,747,834
                           ==========    ===========   ==========      ==========     ==========   ===========

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) -- (CONTINUED)
FOR THE YEAR ENDED JUNE 30, 2002

                           THE GEORGE     HEALTH
                           PUTNAM FUND   SCIENCES
                            OF BOSTON      FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
OPERATIONS:
  Net investment
   income................  $   23,785   $      610
  Capital gains income...      --           --
  Net realized gain
   (loss) on security
   transactions..........         224      (49,183)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (75,416)     (90,313)
                           ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (51,407)    (138,886)
                           ----------   ----------
UNIT TRANSACTIONS:
  Purchases..............      --           --
  Net transfers..........     525,944     (288,468)
  Surrenders for benefit
   payments and fees.....      (1,601)        (959)
  Net loan activity......         945          459
  Cost of insurance......     (13,130)     (11,671)
                           ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     512,158     (300,639)
  Net increase (decrease)
   in net assets.........     460,751     (439,525)
                           ----------   ----------
NET ASSETS:
  Beginning of period....     866,462    1,124,043
                           ----------   ----------
  End of period..........  $1,327,213   $  684,518
                           ==========   ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                           OTC &      AMERICAN       GROWTH
                            INVESTORS    EMERGING    GOVERNMENT   OPPORTUNITIES   RESEARCH     SMALL CAP
                              FUND      GROWTH FUND  INCOME FUND      FUND          FUND      VALUE FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------  -----------  -------------  -----------  -----------
OPERATIONS:
  Net investment
   income................  $    6,382    $ --         $  3,666       $--         $    7,237   $    8,241
  Capital gains income...      --          --           --            --             --           --
  Net realized gain
   (loss) on security
   transactions..........     (38,728)       (542)        (125)         (737)       (28,458)      (3,904)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (248,271)    (93,443)       2,087       (19,738)      (136,413)      (8,385)
                           ----------    --------     --------       -------     ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (280,617)    (93,985)       5,628       (20,475)      (157,634)      (4,048)
                           ----------    --------     --------       -------     ----------   ----------
UNIT TRANSACTIONS:
  Purchases..............      --          --           --            --             --           --
  Net transfers..........     (98,968)    155,909      122,127        11,973       (138,180)     462,407
  Surrenders for benefit
   payments and fees.....        (768)     (7,654)        (171)       (7,240)        (1,058)        (423)
  Net loan activity......      (2,410)       (491)      --            --             --           (9,167)
  Cost of insurance......     (20,992)     (4,457)      (2,048)       (1,142)       (13,686)     (10,444)
                           ----------    --------     --------       -------     ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (123,138)    143,307      119,908         3,591       (152,924)     442,373
  Net increase (decrease)
   in net assets.........    (403,755)     49,322      125,536       (16,884)      (310,558)     438,325
                           ----------    --------     --------       -------     ----------   ----------
NET ASSETS:
  Beginning of period....   1,866,157     328,239       84,902        90,635      1,117,329      580,885
                           ----------    --------     --------       -------     ----------   ----------
  End of period..........  $1,462,402    $377,561     $210,438       $73,751     $  806,771   $1,019,210
                           ==========    ========     ========       =======     ==========   ==========

_____________________________________ SA-19 ____________________________________

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                           AS OF JUNE 30,
 ------------------------------------------------------------------------------
                                                         2002          2001
 ------------------------------------------------------------------------------
 ASSETS
   Bonds                                              $ 3,271,136   $ 2,544,843
   Common stocks                                           13,576        46,044
   Mortgage loans                                         166,192       190,762
   Real estate                                             24,356        24,871
   Policy loans                                           259,013       237,211
   Cash and short-term investments                        456,657       316,749
   Other invested assets                                   18,466        51,672
 ------------------------------------------------------------------------------
                     TOTAL CASH AND INVESTED ASSETS     4,209,396     3,412,152
 ------------------------------------------------------------------------------
   Investment income due and accrued                       52,873        44,233
   Federal income taxes recoverable                        72,053       220,929
   Deferred tax asset                                      50,359        40,825
   Other assets                                            96,110        94,032
   Separate account assets                             38,391,031    43,427,339
 ------------------------------------------------------------------------------
                                       TOTAL ASSETS   $42,871,822   $47,239,510
 ------------------------------------------------------------------------------
 LIABILITIES
   Aggregate reserves for life and accident and
    health policies                                   $ 4,872,410   $ 4,098,344
   Liability for deposit type contracts                    50,949        35,494
   Policy and contract claim liabilities                   28,661        27,138
   Asset valuation reserve                                    512         5,731
   Payable to affiliates                                   30,735        29,885
   Accrued expense allowances and other amounts due
    from separate accounts                             (1,369,443)   (1,557,253)
   Remittances and items not allocated                    153,903       110,968
   Other liabilities                                      207,315       207,814
   Separate account liabilities                        38,391,031    43,427,339
 ------------------------------------------------------------------------------
                                  TOTAL LIABILITIES    42,366,073    46,385,460
 ------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common stock -- 3,000 shares authorized, 2,000
    shares issued and outstanding                           2,500         2,500
   Gross paid-in and contributed surplus                  986,883       986,883
   Unassigned funds                                      (483,634)     (135,333)
 ------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS       505,749       854,050
 ------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS   $42,871,822   $47,239,510
 ------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                       FOR THE PERIODS ENDED
                                                             JUNE 30,
 ----------------------------------------------------------------------------
                                                         2002         2001
 ----------------------------------------------------------------------------
 REVENUES
   Premiums and annuity considerations                $3,833,940   $9,619,125
   Considerations for supplementary contracts with
    life contingencies                                        71            1
   Net investment income                                 103,757       86,830
   Commissions and expense allowances on
    reinsurance ceded                                     15,167       46,124
   Reserve adjustment on reinsurance ceded               (81,542)     410,212
   Fee income                                            418,595      411,682
   Modified coinsurance adjustment on reinsurance
    assumed                                              266,157   (4,684,630)
   Other revenues                                          8,236        2,702
 ----------------------------------------------------------------------------
                                     TOTAL REVENUES    4,564,381    5,892,046
 ----------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Death and annuity benefits                            109,357       71,480
   Disability and other benefits                           6,058        6,216
   Surrenders and other fund withdrawals               2,269,599    2,069,170
   Commissions                                           277,529      927,352
   Increase in aggregate reserves for life and
    accident and health policies                         526,074    1,901,758
   General insurance expenses                            161,935      144,770
   Net transfers to separate accounts                  1,356,867    1,455,213
   Other expenses                                         16,634       10,409
 ----------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    4,724,053    6,586,368
 ----------------------------------------------------------------------------
   Net loss from operations before federal income
    tax benefit                                         (159,672)    (694,322)
   Federal income tax benefit                            (13,108)    (214,121)
 ----------------------------------------------------------------------------
                           NET LOSS FROM OPERATIONS     (146,564)    (480,201)
 ----------------------------------------------------------------------------
   Net realized capital losses, after tax                (16,814)        (709)
 ----------------------------------------------------------------------------
                                           NET LOSS   $ (163,378)  $ (480,910)
 ----------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                      FOR THE PERIODS ENDED
                                                            JUNE 30,
 --------------------------------------------------------------------------
                                                        2002        2001
 --------------------------------------------------------------------------
 COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000
  SHARES ISSUED AND
  OUTSTANDING
 --------------------------------------------------------------------------
   Balance, beginning and end of year                 $   2,500   $   2,500
 --------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS
 --------------------------------------------------------------------------
   Beginning of year                                    986,883     226,043
   Capital contribution                                      --     760,840
 --------------------------------------------------------------------------
                               BALANCE, END OF YEAR     986,883     986,883
 --------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, beginning of year                          (318,167)    310,720

   Net (loss) income                                   (163,378)   (480,910)
   Change in net unrealized capital losses on
    common stocks and other invested assets              (5,581)     (4,742)
   Change in net deferred income tax                     67,276      41,559
   Change in asset valuation reserve                       (513)     (2,988)
   Change in non-admitted assets                        (63,271)     (5,384)
   Cummulative effect of changes in accounting
    principles                                               --       6,413
   Credit on reinsurance ceded                               --          --
                               BALANCE, END OF YEAR    (483,634)   (135,332)
 --------------------------------------------------------------------------
 CAPITAL AND SURPLUS
 --------------------------------------------------------------------------
   End of year                                        $ 505,749   $ 854,051
 --------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                      FOR THE PERIODS ENDED
                                                             JUNE 30,
-----------------------------------------------------------------------------
                                                        2002         2001
-----------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and annuity considerations                $3,832,361   $ 8,551,921
  Net investment income                                 103,161        66,506
  Fee income                                            418,595       411,682
  Commissions and expense allowances on
   reinsurance ceded                                    (66,375)      456,336
  MODCO adjustment on reinsurance assumed               266,157        45,356
  Other income                                            5,936             0
                                                     ----------   -----------
    Total income                                      4,559,835     9,531,801
                                                     ----------   -----------
  Benefits paid                                       2,405,112     2,120,934
  Net transfers to separate accounts                  1,240,583     5,226,565
  Other expenses                                        362,309     1,051,389
                                                     ----------   -----------
    Total benefits and expenses                       4,008,004     8,398,888
-----------------------------------------------------------------------------
         NET CASH PROVIDED BY OPERATING ACTIVITIES      551,831     1,132,913
-----------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD
  Bonds                                                 439,447       711,097
  Mortgage loans                                         13,864        16,658
  Other                                                 105,600        53,454
                                                     ----------   -----------
    Total investment proceeds                           558,911       781,209
                                                     ----------   -----------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                               1,090,487     2,074,754
  Common stocks                                              38        14,232
  Mortgage loans                                            226       168,365
  Other                                                   2,083        50,789
                                                     ----------   -----------
    Total investments acquired                        1,092,834     2,308,140
                                                     ----------   -----------
  Net increase in policy loans                            8,793       156,416
-----------------------------------------------------------------------------
            NET CASH USED FOR INVESTING ACTIVITIES   $ (542,716)  $(1,683,347)
-----------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Capital contribution                                        0       760,840
  Net other cash used                                    25,778        40,816
-----------------------------------------------------------------------------
                    NET CASH PROVIDED BY FINANCING
                      AND MISCELLANEOUS ACTIVITIES       25,778       801,656
-----------------------------------------------------------------------------
  Net increase in cash and short-term investments        34,893       251,222
  Cash and Short-Term Investments, Beginning of
   Year                                                 421,764        65,527
-----------------------------------------------------------------------------
  CASH AND SHORT-TERM INVESTMENTS, END OF YEAR       $  456,657   $   316,749
-----------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                                     PART C

                                OTHER INFORMATION

Item 27.  Exhibits

    (a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

    (b)  Not Applicable.

    (c)  Principal Underwriting Agreement.(2)

         (d)  Form of Modified Single Premium Variable Life Insurance Policy.(1)

         (e) Form of Application for Modified Single Premium Variable Life Insurance Policies.(1)

         (f)  Certificate of Incorporation of Hartford and Bylaws of
              Hartford.(3)

         (g)  Form of Reinsurance Contract.(4)

         (h)  Form of Participation Agreement.(4)

    (i)  Not Applicable.

    (j)  Not Applicable.

    (k) Opinion and consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

    (l)  Opinion and Consent of Thomas P. Kalmbach, FSA, MAAA.(5)

    (m)  Not Applicable.

    (n)  Not Applicable.(6)

    (o)  No financial statement will be omitted.

    (p)  Not Applicable.

    (q)  Memorandum describing transfer and redemption procedures.

    (r)  Power of Attorney.

    (s)  Organizational Chart.(7)

--------

(1) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, File No. 33-83652, filed on May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement, File No. 33-83652 filed on May 1, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement, File No. 333-69487 filed on April 9, 2001.

(4) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement, File No. 33-83654 filed on April 14, 1999.

(5) Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement, File No. 33-83652 filed on April 10, 2002.

(6) We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

(7) Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement, File No. 333-69485 filed on April 8, 2002.

Item 28.  Officers and Directors.

--------------------------------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
--------------------------------------------------------------------------------------------------
David A. Carlson                             Vice President

Michael B. Cefole                            Vice President

Patrice Kelly-Ellis                          Vice President

Bruce W. Ferris                              Vice President

Timothy M. Fitch                             Vice President and Actuary

Mary Jane B. Fortin                          Vice President & Chief Accounting Officer

David T. Foy                                 Senior Vice President, Chief Financial Officer and
                                             Treasurer, Director*

Lois W. Grady                                Senior Vice President

Susan Hess                                   Vice President

Ryan Johnson                                 Vice President

Stephen T. Joyce                             Senior Vice President

Michael D. Keeler                            Vice President

Robert A. Kerzner                            Executive Vice President

David N. Levenson                            Senior Vice President

Joseph F. Mahoney                            Vice President

Thomas M. Marra                              President, Chief Executive Officer and Chairman of
                                             the Board, Director*

Gary J. Miller                               Vice President

Tom Nassiri                                  Vice President

Marianne O'Doherty                           Vice President and Assistant General Counsel

Craig R. Raymond                             Senior Vice President and Chief Actuary

Christine Hayer Repasy                       Senior Vice President, General Counsel and
                                             Corporate Secretary, Director*
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
Martin A. Swanson                            Vice President

Joe M. Thomson                               Senior Vice President

John C. Walters                              Executive Vice President, Director*

David M. Znamierowski                        Senior Vice President and Chief Investment Officer, Director*
--------------------------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

---------------------------

* Denotes Board of Directors of Hartford.

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

          See Item 27(s).

Item 30:  Indemnification

          Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

          Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

          (a)  involved a knowing and culpable violation of law by the director;

          (b) enabled the director or an associate to receive an improper personal gain;

          (c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;

          (d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or

          (e) created liability under section 33-757 relating to unlawful distributions.

          The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

          Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

          (a) HSD acts as principal underwriter for the following investment companies:

               Hartford Life Insurance Company - Separate Account One Hartford Life Insurance Company - Separate Account Two Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
               Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
               Hartford Life Insurance Company - Separate Account Two (QP Variable Account)

               Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
               Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
               Hartford Life Insurance Company - Separate Account Ten
               Hartford Life Insurance Company - Separate Account Three
               Hartford Life Insurance Company - Separate Account Five
               Hartford Life Insurance Company - Separate Account Seven
               Hartford Life Insurance Company - Separate Account Eleven Hartford Life and Annuity Insurance Company - Separate Account One
               Hartford Life and Annuity Insurance Company - Separate Account
               Ten
               Hartford Life and Annuity Insurance Company - Separate Account Three
               Hartford Life and Annuity Insurance Company - Separate Account
               Five
               Hartford Life and Annuity Insurance Company - Separate Account
               Six
               Hartford Life and Annuity Insurance Company - Separate Account Seven
               Hart Life Insurance Company VA - Separate Account One
               Hart Life Insurance Company VL - Separate Account Two
               American Maturity Life Insurance Company - Separate Account AMLVA American Maturity Life Insurance Company - Separate Account One Servus Life Insurance Company of America VA - Separate Account One
               Servus Life Insurance Company of America VL - Separate Account
               Two

             (b)  Directors and Officers of HSD

                                               Positions and Offices
                  Name                         With  Underwriter
                  ----                         ---------------------
                  David A. Carlson             Vice President
                  Bruce W. Ferris              Vice President
                  David T. Foy                 Treasurer, Director
                  George R. Jay                Controller
                  Ryan Johnson                 Vice President
                  Stephen T. Joyce             Vice President
                  Thomas M. Marra              President, Chief Executive Officer and
                                               Chairman of the Board, Director
                  Christine Hayer Repasy       Senior Vice President, General Counsel and
                                               Corporate Secretary
                  John C. Walters              Executive Vice President, Director

         Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34. Representation of Reasonableness of Fees

         Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Simsbury, and State of Connecticut on the 30th day of April, 2002.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT FIVE
(Registrant)

By: David T. Foy                                     *By: /s/ Marianne O'Doherty
    ----------------------------------------------        ----------------------
    David T. Foy, Senior Vice President, Chief                Marianne O'Doherty
    Financial Officer & Treasurer*                            Attorney-In-Fact


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

By: David T. Foy
    --------------------------------------------
    David T. Foy, Senior Vice President, Chief
    Financial Officer & Treasurer*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer & Treasurer, Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Christine Hayer Repasy, Senior Vice President,       *By: /s/ Marianne O'Doherty
     General Counsel and Corporate Secretary,             ----------------------
     Director*                                                Marianne O'Doherty
John C. Walters, Executive Vice President, Director*          Attorney-in-Fact
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*             Date: August 30, 2002

33-83652

                                  EXHIBIT INDEX

1.1 Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

1.4  Power of Attorney.